Share-based Compensation (Sohu Stock-based Awards, Sohu 2010 Stock Incentive Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 23,723	$ 12,861	$ 10,379
Sohu 2010 Stock Incentive Plan [Member] | Sohu [Member] | Common Stock [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4	$ 49	$ 90